Financial Instruments And Risk Management - Fair Value Hierarchy (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	CAD (105)	CAD (54)
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Trade receivables
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	74	155
Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value		209
Financial liabilities, at fair value	(179)
Level 1
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	(53)	(54)
Level 1 | Trade receivables
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	21	46
Level 1 | Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	(74)	(100)
Level 2
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Balance	(52)
Level 2 | Trade receivables
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial assets, at fair value	53	109
Level 2 | Accounts Payable
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Financial liabilities, at fair value	CAD (105)	CAD (109)